CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Subscriber-related revenue	$ 13,038,349	$ 12,959,025	$ 12,538,950
Equipment sales and other revenue	96,185	64,547	59,607
Equipment sales, services and other revenue - EchoStar	17,066	36,474	37,180
Total revenue	13,151,600	13,060,046	12,635,737
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	7,246,104	6,841,760	6,675,095
Satellite and transmission expenses:
EchoStar	419,888	441,613	418,286
Other	40,392	39,341	39,776
Cost of sales - equipment, services and other	96,240	79,563	76,295
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	264,208	249,440	175,777
Other subscriber acquisition costs	1,396,477	1,254,036	1,477,215
Total subscriber acquisition costs	1,660,685	1,503,476	1,652,992
General and administrative expenses - EchoStar	49,878	45,188	47,429
General and administrative expenses	616,339	570,699	573,495
Litigation expense (Note 11)	730,457	(316,949)	225,456
Depreciation and amortization (Note 6)	898,682	904,955	983,360
Total costs and expenses	11,758,665	10,109,646	10,692,184
Operating income (loss)	1,392,935	2,950,400	1,943,553
Other Income (Expense):
Interest income	22,431	13,209	13,744
Interest expense, net of amounts capitalized	(647,298)	(552,036)	(470,890)
Other, net	2,124	10,957	581
Total other income (expense)	(622,743)	(527,870)	(456,565)
Income (loss) before income taxes	770,192	2,422,530	1,486,988
Income tax (provision) benefit, net (Note 8)	(285,926)	(896,847)	(538,312)
Net income (loss)	484,266	1,525,683	948,676
Comprehensive Income (Loss):
Net income (loss)	484,266	1,525,683	948,676
Unrealized holding gains (losses) on available-for-sale securities	8,047	(5,215)	(68)
Deferred income tax (expense) benefit	(517)
Comprehensive income (loss)	$ 491,796	$ 1,520,468	$ 948,608